General information and the Groups business (Details Narrative)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2009	Dec. 31, 2002
Shares capital
Statement [Line Items]
Proportion of ownership interest				55.64%	19.85%
BHSA [Member] | Operation Center in Argentina [Member]
Statement [Line Items]
Proportion of ownership interest			29.12%
Argentina [Member]
Statement [Line Items]
Description of economic environment		the Argentine economy continued to show a gradual recovery of activity, with favorable performance in the agricultural, energy, and mining sectors, while other sectors showed a more heterogeneous evolution throughout the year	Inflation: Between July 1, 2025, and June 30, 2026, accumulated inflation, measured by the Consumer Price Index (CPI), reached 34%, consolidating the downward trend observed during the year. In June 2026, the monthly CPI variation was 1.88%. According to the Market Expectations Survey (REM), annual inflation projected for December 2026 is estimated at around 30%
Description of exchange rate			During the year, the managed float regime within bands implemented in April 2025 remained in place. In this context, the Argentine Peso continued to depreciate against the US dollar, moving from an exchange rate of approximately ARS 1,205 per dollar at the beginning of the year to ARS 1,482 per dollar as of June 30, 2026
Description of fiscal surplus	In the first half of 2026, the national public sector recorded a fiscal surplus equivalent to 0.1% of GDP, associated with the continuation of measures aimed at consolidating the balance of public accounts, reducing the need for monetary financing, and contributing to the disinflation process